Share-Based Payment Arrangements - Information on Restricted Share Plan (Details) - Restricted Shares shares in Thousands		1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			7,791	0
Shares granted (in shares)	7,791	8,901	7,791
Ending balance (in shares)			7,791
Shares unvested (in shares)			7,791
Beginning balance (in dollars per share) | $ / shares			$ 0
Shares granted (in dollars per share) | $ / shares		$ 5.47	5.47
Ending balance (in dollars per share) | $ / shares			$ 5.47